Jan-27-04 12:59pm From- T-474 P.003/003 F-829

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTIFYS

1-14260

04000931

NYSE

January 27, 2004

REC'D S.E.C.

JAN 27 2004

1088

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED

JAN 28 2004

THOMSON
FINANCIAL

Dear Mr. Johnson:

Geo Group inc

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Wackenhut Corrections Corporation, Series A Junior Participating Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 27, 2004.

Sincerely,

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